Total Equity - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 28, 2020	Jan. 28, 2019	Jan. 25, 2018	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends Declared [Line Items]
Dividend per share (in dollars per share)		$ 10	$ 10		$ 10	$ 10.0
Total cash payment		$ 278.0	$ 283.2		$ 453.8	$ 442.7
Subsequent event
Dividends Declared [Line Items]
Dividend per share (in dollars per share)	$ 10			$ 10.00
Total cash payment	$ 275.7			$ 275.7